FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Jan. 03, 2015
Assets
Derivative assets	$ 3.2	$ 10.3
Liabilities
Derivative liabilities	4.7	11.7
Recurring
Assets
Trading securities	17.7	17.9
Short-term investments	114.5
Derivative assets	3.2	10.3
Liabilities
Derivative liabilities	4.7	11.7
Recurring | Cash and Cash Equivalents
Assets
Trading securities	0.3	0.8
Recurring | Other current assets
Assets
Trading securities	17.4	17.1
Quoted Prices in Active Markets (Level 1) | Recurring
Assets
Trading securities	7.6	7.6
Derivative assets	0.1
Liabilities
Derivative liabilities		1.2
Significant Other Observable Inputs (Level 2) | Recurring
Assets
Trading securities	10.1	10.3
Short-term investments	114.5
Derivative assets	3.1	10.3
Liabilities
Derivative liabilities	4.7	10.5
Level 3 | Non-recurring
Liabilities
Carrying value of long-lived assets	8.3
Fair value of long-lived assets	4.8
Level 3 | Non-recurring | Other expense, net
Liabilities
Impairment charge of long-lived assets	$ 3.5